Advances Received - Summary of Advances Received (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Advances From Customers [line items]
Advances received	¥ 102,412	¥ 164,282
Sponsorship income [member]
Disclosure Of Advances From Customers [line items]
Advances received	39,542	38,342
Multiple franchise fee [member]
Disclosure Of Advances From Customers [line items]
Advances received	16,065	16,065
Design supervision fee [member]
Disclosure Of Advances From Customers [line items]
Advances received	17,701	30,380
Opening cost [member]
Disclosure Of Advances From Customers [line items]
Advances received	19,000	51,000
Other advances received [member]
Disclosure Of Advances From Customers [line items]
Advances received	¥ 10,104	¥ 28,495